Investments in affiliate	6 Months Ended
Jun. 30, 2015
Investments in affiliate [Abstract]:
Investments in affiliate

9. Investment in Affiliates:

The affiliate companies, all of which are incorporated in the Marshall Islands and are accounted for under the equity method, are as follows:

		Participation %	Date Established
Entity	Vessel/Hull	June 30, 2015	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Hull HN2121	40%	October 16, 2013
Bertrand Maritime Co.	Hull HN2122	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

On July 12, 2013, in accordance with the Framework Agreement, York contributed $16,044, in the aggregate, in order to acquire a 51% equity interest in the affiliate ship-owning companies Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co., and for initial working capital of such affiliate ship-owning companies. There was no difference between: (a) the aggregate of the fair value of the consideration received and the fair value of the retained investment, as compared with (b) the carrying amount of the former subsidiaries assets and liabilities, in each case at the date the subsidiaries were deconsolidated.

Furthermore, in July 2013, Costamare Ventures participated with a 49% interest in the equity of Kemp Maritime Co. and Hyde Maritime Co. who entered into ship-building contracts for the construction of two 9,000 TEU container vessels, subject to upgrade, by contributing $34,709, in the aggregate during the year ended December 31, 2014 and $149 in aggregate during the six-month period ended June 30, 2015.

During the year ended December 31, 2014 and the six-month period ended June 30, 2015, Costamare Ventures participated with a 25% interest in the equity of Ainsley Maritime Co. and Ambrose Maritime Co., who entered into ship-building contracts for the construction of two 11,000 TEU container vessels, by contributing $8,767 and $13,047 in the aggregate, respectively.

Furthermore, during the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., who entered into ship-building contracts for the construction of five 14,000 TEU container vessels, by contributing $30,305, in the aggregate. In December 2014, these five companies novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years. During the six-month period ended June 30, 2015, Costamare Ventures contributed $289 in the aggregate to such companies.

During the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Connell Maritime Co. by contributing the amount of $6,669 and with 49% in the equity of Smales Maritime Co. by contributing the amount of $4,654 for the acquisition of the secondhand vessel Elafonisos.

In March 2015, Costamare Ventures participated with a 49% interest in the equity of Skerrett Maritime Co., which entered into a ship-building contract for the construction of an 11,000 TEU container vessel, by contributing the amount of $4,361.

For six-month periods ended June 30, 2014 and 2015, the Company recorded net losses of $2,275 and $47, respectively, which are separately reflected as Equity loss on investments in the accompanying consolidated statements of income.

Furthermore, during the year ended December 31, 2014, eight affiliate ship-owning companies declared dividends to their shareholders and Costamare Ventures received the amount of $31,828, which is included in Investments in affiliates in the accompanying 2014 consolidated balance sheet.

In addition, Costamare Ventures has provided Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co. with certain cash advances. As of December 31, 2014 and June 30, 2015, the aggregate balance due from the three companies, amounted to $3,278 and $3,244, respectively and are included in Due from related parties in the accompanying consolidated balance sheets.

The summarized combined financial information of the affiliates is as follows:

	December 31, 2014	June 30, 2015
Non-current assets	177,220	238,541
Current assets	13,267	10,465
	190,487	249,006

Current liabilities	6,283	5,202

	Six-month period ended June 30,
	2014	2015
Voyage revenue	5,894	7,252
Net loss	(3,272)	(454)